 Filed pursuant to Rule 497(e)
Registration Nos. 333-197427; 811-22980

ANGEL OAK FLEXIBLE INCOME FUND
Class A | Class C | Institutional Class

Supplement to the
 Summary Prospectus
dated May 31, 2016

October 25, 2016

Effective immediately, Navid Abghari, Senior Portfolio Manager of Angel Oak Capital Advisors, LLC (the “Adviser”), and Johannes Palsson, Managing Director of the Adviser, have been added as Portfolio Managers of the Angel Oak Flexible Income Fund.

ANGEL OAK MULTI-STRATEGY INCOME FUND
Class A | Class C | Institutional Class

Supplement to the
 Summary Prospectus
dated May 31, 2016

October 25, 2016

Effective immediately, Navid Abghari, Senior Portfolio Manager of Angel Oak Capital Advisors, LLC (the “Adviser”), and Johannes Palsson, Managing Director of the Adviser, have been added as Portfolio Managers of the Angel Oak Multi-Strategy Income Fund.

ANGEL OAK FLEXIBLE INCOME FUND
ANGEL OAK MULTI-STRATEGY INCOME FUND
Class A | Class C | Institutional Class

Supplement to the
 Prospectus and Statement of Additional Information (“SAI”)
dated May 31, 2016, as previously supplemented

each a series of Angel Oak Funds Trust

October 25, 2016

Effective immediately, Navid Abghari, Senior Portfolio Manager of Angel Oak Capital Advisors, LLC (the “Adviser”), and Johannes Palsson, Managing Director of the Adviser, have been added as Portfolio Managers of the Angel Oak Flexible Income Fund and Angel Oak Multi-Strategy Income Fund (each, a “Fund” and together, the “Funds”).

Effective immediately, Messrs. Abghari and Palsson are added to the list of Portfolio Managers for each Fund on pages 8 and 15 of the Prospectus. Additionally, the following replaces in its entirety the first sentence of the tenth paragraph of the section entitled “Portfolio Managers” on page 36 of the Prospectus:

Navid Abghari is a Senior Portfolio Manager of the Adviser and Portfolio Manager of the Funds.

The following replaces in its entirety the first sentence of the eleventh paragraph of the section entitled “Portfolio Managers” on page 36 of the Prospectus:

Johannes Palsson is a Managing Director of the Adviser and Portfolio Manager of the Funds.

The following replaces in its entirety the first two sentences of the first paragraph in the section entitled “About the Portfolio Managers” on page 25 of the Fund’s SAI:

Brad A. Friedlander, Sam Dunlap, Clayton Triick, Sreeniwas V. Prabhu, Navid Abghari, and Johannes Palsson are the Portfolio Managers of the Flexible Income Fund. Brad A. Friedlander, Sam Dunlap, Berkin Kologlu, Ashish Negandhi, Sreeniwas V. Prabhu, Navid Abghari, and Johannes Palsson are the Portfolio Managers of the Multi-Strategy Income Fund.

Please retain this Supplement with your Prospectus and SAI for future reference.